Current tax assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
CurrentTaxAssetsLineItems [Line Items]
Current tax assets, current	€ 191	€ 383
Italian subsidiaries [Member]
CurrentTaxAssetsLineItems [Line Items]
Current tax assets, current	99	134
Subsidiaries outside Italy [Member]
CurrentTaxAssetsLineItems [Line Items]
Current tax assets, current	€ 92	€ 249